John Hancock Regional Bank Fund Investment Objectives and Goals - Class A C I and R6 [Member] - John Hancock Regional Bank Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Regional Bank Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek long-term capital appreciation.
Objective, Secondary [Text Block]	Moderate income is a secondary objective.